CONDENSED CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (Unaudited) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue
Total revenue	$ 41,970	$ 35,567	$ 120,472	$ 101,860	$ 139,396	$ 116,568	$ 109,976
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	13,337	12,290	39,151	35,291	48,817	44,929	43,565
Commissions	209	566	788	1,607	2,056	2,432	3,592
Marketing	997	1,417	3,352	3,225	4,908	4,409	7,264
Selling, general, and administrative	19,612	12,311	145,206	33,101	49,054	33,017	32,028
Income (loss) from operations	7,815	8,983	(68,025)	28,636	34,561	31,781	23,527
Other income (expense), net:
Interest expense	(1,756)	(384)	(2,909)	(1,301)	(1,673)	(2,425)	(2,082)
Gain from change in fair value of warrant liability	1,153		4,552
Gain (loss) from change in fair value of earnout liability	(13,680)		109,670
Loss from extinguishment of debt			(445)
Other income (expense)					17	(5)	(65)
Other income	356	5	454	13
Total other income (expense), net	(13,927)	(379)	111,322	(1,288)	(1,656)	(2,430)	(2,147)
Income (loss) before provision for income taxes	(6,112)	8,604	43,297	27,348	32,905	29,351	21,380
Income tax expense (benefit)	234	67	(48)	209	286	189	93
Net income (loss)	(6,346)	8,537	43,345	27,139	32,619	29,162	21,287
Less: Net income (loss) attributable to noncontrolling interest	6,890		(58,875)
Net income (loss) attributable to biote Corp. stockholders	(13,236)		102,220		32,619	29,162	21,287
Other comprehensive income (loss):
Foreign currency translation adjustments	(1)	10		(14)	(17)	10	(35)
Other comprehensive income (loss)	(1)	10		(14)	(17)	10	(35)
Comprehensive income (loss)	$ (6,347)	8,547	$ 43,345	27,125	$ 32,602	$ 29,172	$ 21,252
Net income (loss) per common share
Basic	$ (1.74)		$ 13.46
Diluted	$ (1.74)		$ 0.75
Weighted average common shares outstanding
Basic	7,605,031		7,596,379
Diluted	7,605,031		58,147,427
Class A, Class AA, and Class AAA
Net income (loss) per common share
Basic					$ 33.29	$ 29.76	$ 21.73
Diluted					$ 33.29	$ 29.76	$ 21.73
Weighted average common shares outstanding
Basic					979,800	979,800	979,800
Diluted					979,800	979,800	979,800
Product [Member]
Revenue
Total revenue					$ 137,598	$ 114,640	$ 108,315
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue					46,298	42,538	39,749
Service [Member]
Revenue
Total revenue					1,798	1,928	1,661
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue					2,519	2,391	3,816
Product Revenue
Revenue
Total revenue	$ 41,574	35,119	$ 119,121	100,619	137,598	114,640	108,315
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	12,750	11,600	37,391	33,496
Service Revenue
Revenue
Total revenue	396	448	1,351	1,241	$ 1,798	$ 1,928	$ 1,661
Cost of revenue (excluding depreciation and amortization included in selling, general, and administrative, below)
Cost of revenue	$ 587	$ 690	$ 1,760	$ 1,795